CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data		Total	Ordinary Shares [Member]		Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2009		$ 232,295	$ 1,832		$ 863,337	$ 1,341	$ (634,215)
Balance, shares at Dec. 31, 2009			40,273
Issuance of restricted share units		23	23
Issuance of restricted share units, shares			422
Stock-based compensation of options and RSUs related to employees and non- employees		1,726			1,726
Conversion of convertible subordinated notes		1		[1]	1
Conversion of convertible subordinated notes, shares	[2]
Exercise of stock options		16		[1]	16
Exercise of stock options, shares			3
Comprehensive income (loss)		30,052				(567)	30,619
Balance at Dec. 31, 2010		264,113	1,855		865,080	774	(603,596)
Balance, shares at Dec. 31, 2010			40,698
Issuance of restricted share units		27	27
Issuance of restricted share units, shares			484
Stock-based compensation of options and RSUs related to employees and non- employees		2,009			2,009
Conversion of convertible subordinated notes		9		[1]	9
Conversion of convertible subordinated notes, shares	[2]
Comprehensive income (loss)		(6,083)				(233)	(5,850)
Balance at Dec. 31, 2011		260,075	1,882		867,098	541	(609,446)
Balance, shares at Dec. 31, 2011		41,182,011	41,182
Issuance of restricted share units		24	24
Issuance of restricted share units, shares			459
Stock-based compensation of options and RSUs related to employees and non- employees		2,445			2,445
Conversion of convertible subordinated notes		52		[1]	52
Conversion of convertible subordinated notes, shares		230	3
Exercise of stock options			3		227
Exercise of stock options, shares			56
Comprehensive income (loss)		(20,869)				2,323	(23,192)
Balance at Dec. 31, 2012		$ 241,957	$ 1,909		$ 869,822	$ 2,864	$ (632,638)
Balance, shares at Dec. 31, 2012		41,700,100	41,700

[1]	Represents an amount lower than $ 1.
[2]	Represents an amount lower than 1 thousand shares.